Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2017	$ 1,114
Minimum future obligations under capital leases due in 2018	1,534
Minimum future obligations under capital leases due in 2019	59
Minimum future obligations under capital leases due in 2020	12
Minimum future obligations under capital leases due in 2021	0
Minimum future obligations under capital leases due thereafter	0
Minimum future obligations under capital leases due, total	2,719
Less: Amount representing interest	(164)
Minimum future obligations under capital leases due, net	2,555
Less: Current portion	(999)
Long-term portion	1,556
Minimum future obligations under operating leases due in 2017	13,338
Minimum future obligations under operating leases due in 2018	9,292
Minimum future obligations under operating leases due in 2019	6,121
Minimum future obligations under operating leases due in 2020	3,752
Minimum future obligations under operating leases due in 2021	3,409
Minimum future obligations under operating leases due thereafter	2,690
Minimum future obligations under operating leases due, total	$ 38,602